DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	9 Months Ended
	Sep. 09, 2025	Aug. 11, 2025	Aug. 01, 2025	Mar. 25, 2025	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
Transaction costs						$ 3,582,634
Representative shares			$ 2,419,400			2,419,400
Other offering costs						$ 1,163,234
Number of share issued						50,000,000
Number of share issued, value						$ 500,000,000
Cancelled founder shares	321,429		12,000,000
Dissolution expenses						100,000
Cash						420,340
Working capital deficit						585,863
Proceeds from issuance of common stock						25,000
D Boral A R C Acquisition I Corp [Member] | Founder Shares [Member]
Proceeds from issuance of common stock						25,000
D Boral A R C Acquisition I Corp [Member] | Sponsor [Member]
Number of share issued				12,321,429
Loan payable						225,461
Repayment of promissory note			$ 225,461
D Boral A R C Acquisitions I Corp [Member]
Transaction costs					$ 3,582,634
Representative shares			$ 2,419,400		2,419,400
Other offering costs					1,163,234
Cancelled founder shares	321,429		12,000,000
Dissolution expenses						100,000
Cash					41,733	$ 420,340
Working capital deficit					618,911
D Boral A R C Acquisitions I Corp [Member] | Founder Shares [Member]
Proceeds from issuance of common stock					25,000
D Boral A R C Acquisitions I Corp [Member] | Sponsor [Member]
Number of share issued				12,321,429
Loan payable					$ 225,461
Repayment of promissory note			$ 225,461
IPO [Member] | D Boral A R C Acquisition I Corp [Member]
Sale of units in initial public offering			25,000,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 250,000,000
IPO [Member] | D Boral A R C Acquisition I Corp [Member] | Underwriter [Member]
Number of share issued			1,000,000			1,000,000
Number of share issued, value			$ 2,419,400
proceeds from sale of initial public offering			$ 250,000,000
IPO [Member] | D Boral A R C Acquisitions I Corp [Member]
Sale of units in initial public offering			25,000,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 250,000,000
IPO [Member] | D Boral A R C Acquisitions I Corp [Member] | Underwriter [Member]
Number of share issued			1,000,000		1,000,000
Number of share issued, value			$ 2,419,400
proceeds from sale of initial public offering			$ 250,000,000
Over-Allotment Option [Member] | D Boral A R C Acquisition I Corp [Member]
Sale of units in initial public offering		3,000,000	3,750,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 30,000,000
Number of share issued			1,000,000
Over-Allotment Option [Member] | D Boral A R C Acquisitions I Corp [Member]
Sale of units in initial public offering		3,000,000	3,750,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 30,000,000
Number of share issued			1,000,000
Private Placement [Member] | D Boral A R C Acquisition I Corp [Member]
Sale of units in initial public offering			200,000
Sale of units per share			$ 10.00			$ 10.00
Sale of units in initial public offering aggragate amount			$ 2,000,000
Private Placement [Member] | D Boral A R C Acquisitions I Corp [Member]
Sale of units in initial public offering			200,000
Sale of units per share			$ 10.00		$ 10.00
Sale of units in initial public offering aggragate amount			$ 2,000,000